Advances to joint ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Advances to joint ventures
Long-term advances to joint ventures	$ 10,202	$ 7,511
Advances/shareholder loans to joint ventures	$ 10,202	$ 7,511